Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net Loss	$ (7,280,803)	$ (11,723,848)	$ (20,436,496)	$ (40,482,802)
Loss from discontinued operations		1,799,401	241,775	21,277,604
Net loss from continuing operations	(7,280,803)	(9,924,447)	(20,194,721)	(19,205,198)
Adjustments to reconcile loss from continuing operations to net cash used in operating activities:
Provision (benefit) for income taxes			56,663	(37,562)
Provision for doubtful accounts	7,000		25,000	132,000
Depreciation for property, plant and equipment	3,763,394	4,949,222	9,417,612	9,251,311
Amortization for intangible assets	770,388	622,556	1,458,323	392,272
Amortization of debt discount and deferred financing costs	557,022	876,234	1,609,588	2,080,125
Loss on extinguishment of debt			500,000
Write-off of debt discount and deferred financing costs in connection with extinguishment of debt			331,609
Accrued interest added to principal	661,677	746,900	1,477,926	1,453,347
Stock-based compensation - Options	667,821	436,859	1,024,955	1,016,705
Stock-based compensation – Stock issued for services		20,000	488,656
Stock-based compensation – Employee stock purchase plan	53	2,936	4,523	7,541
Impairment of intangible assets				534,555
Deferred rent	(55,370)	(129)	(537,888)	(139,430)
Changes in operating assets and liabilities:
Accounts receivable	(286,266)	(102,009)	(221,523)	146,527
Prepaid expenses and other current assets	(12,123)	(282,211)	39,585	(159,901)
Other assets	(3,328)	(4,573)	(24,584)	(70,841)
Account payable	(29,106)	(542,611)	(553,509)	119,925
Accrued expenses	(159,686)	(274,516)	(765,628)	19,486
Deferred revenues	(32,467)	(341,784)	(325,234)	101,908
Total Adjustments	5,849,009	5,534,764	14,006,074	14,847,968
Net Cash Used In Continuing Operating Activities	(1,431,794)	(4,389,683)	(6,188,647)	(4,357,230)
Net Cash Used In Discontinued Operating Activities	80,882	(1,343,659)	(1,546,688)	(10,896,524)
Net Cash Used In Operating Activities	(1,350,912)	(5,733,342)	(7,735,335)	(15,253,754)
Cash Flows From Investing Activities
Acquisitions of property and equipment	(1,460,829)	(1,160,400)	(2,361,601)	(6,487,040)
Lease incentive payment from landlord				10,626
Payment (refund) of security deposits	(12,925)		39,172	(7,950)
Deferred acquisition payments				(11,517)
Net Cash Used In Continuing Investing Activities	(1,473,754)	(1,160,400)	(2,322,429)	(6,495,881)
Net Cash Used In Discontinued Investing Activities				(187,524)
Net Cash Used In Investing Activities			(2,322,429)	(6,683,405)
Cash Flows From Financing Activities
Payments on capital leases	(479,231)	(491,933)	(975,804)	(1,016,035)
Net proceeds from the issuance of common stock and warrants			6,142,680
Net proceeds from the issuance of preferred stock			2,022,372
Issuance of common stock under employee stock purchase plan	305	16,639	24,429	42,216
Net Cash Provided By (Used In) Continuing Financing Activities	(478,926)	1,754,706	7,213,677	(973,819)
Net Cash Provided By (Used In) Discontinued Financing Activities
Net Cash Provided By (Used In) Financing Activities			7,213,677	(973,819)
Net Decrease In Cash and Cash Equivalents	(3,303,592)	(5,139,036)	(2,844,087)	(22,910,978)
Cash and Cash Equivalents – Beginning of year	12,272,444	15,116,531	15,116,531	38,027,509
Cash and Cash Equivalents – Ending of year	8,968,852	9,977,495	12,272,444	15,116,531
Supplemental Disclosures of Cash Flow Information
Interest	1,354,804	1,560,999	3,113,805	3,163,976
Income taxes	13,440	12,780	13,909	24,028
Non-Cash Investing and Financing Activities:
Under capital leases				810,026
Included in accrued expenses	201,222	145,248	118,139	176,614
Conversion of debt into Series D Convertible Preferred Stock			5,329,736
Exchange of intangible assets – discontinued operations (Note 4)		$ 3,837,783	$ 3,837,783